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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-65965



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                         VARIABLE ANNUITY ACCOUNT SEVEN
                 SUPPLEMENT TO THE POLARIS II A-CLASS PROSPECTUS
                              DATED AUGUST 28, 2008
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THE FOLLOWING PARAGRAPH REPLACES THE THIRD PARAGRAPH UNDER THE "SHORT-TERM
TRADING POLICIES" SUB-SECTION OF THE "TRANSFERS DURING THE ACCUMULATION PHASE" SECTION ON PAGE 15 OF THE PROSPECTUS:

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").





Date: September 30, 2008





               Please keep this Supplement with your Prospectus.



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